BANK LOANS (Details Textual) - USD ($)	Dec. 31, 2018	May 08, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents	$ 11,627,000		$ 0
Undrawn borrowing facilities	0		5,000,000
Line of Credit Facility Available Borrowing Capacity		$ 100,000,000
Line credit facility	$ 250,000,000
Debt ratio	75.00%
Cash and cash equivalents	$ 33,498,000		$ 45,245,000	$ 62,470,000	$ 70,030,000
Variable interest rate [Member]
Weighted average effective interest rate	5.30%		3.83%
Previous Senior Secured Credit Facility [Member]
Line of Credit Facility Available Borrowing Capacity		50,000,000
Previous Senior Secured Credit Facility one [Member]
Line of Credit Facility Available Borrowing Capacity		123,000,000
Previous Senior Secured Credit Facility Two [Member]
Line of Credit Facility Available Borrowing Capacity		$ 21,000,000
Secured Term Facility [Member]
Restricted Cash and Cash Equivalents	$ 13,765,000		$ 5,183,000
Carrying value Security charge	242,445,000		233,866,000
Borrowings	5,688,000
Borrowing facility fee	28,000
Line of credit facility fee	32,000
Secured term facility	$ 6,300,000
Borrowings, interest rate	2.00%
Senior Secured Credit Facility one [Member]
Borrowings	$ 87,741,000
Borrowing facility fee	1,530,000
Line credit facility			85,850,000
Line of credit facility fee	1,750,000
Secured term facility	$ 100,000,000
Borrowings, interest rate	2.95%
Senior Secured Credit Facility Two [Member]
Borrowings	$ 21,027,000		$ 22,904,000
Secured term facility	$ 27,000,000
Borrowings, interest rate	2.65%